COST METHOD INVESTMENTS (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Apr. 30, 2008	Oct. 31, 2011	Oct. 31, 2013	Jan. 31, 2012
Cost Method Investment
Investment of equity interest	$ 1,477,000	$ 1,479,000
Investment Income	64,000
Impairment of the cost method investment	0	0	0
Wuhan Lianzhong
Cost Method Investment
Investment of equity interest					29,000
Percentage of cost method investee owned					16.67%
Zhongda Helian
Cost Method Investment
Investment of equity interest						63,000
Percentage of cost method investee owned						10.00%
Investment Income				64,000
China Lion
Cost Method Investment
Investment of equity interest							$ 180,000	$ 1,200,000
Percentage of cost method investee owned							15.00%	15.67%